Commitments	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments
NOTE 6 — COMMITMENTS
Registration Rights
Pursuant to a registration rights agreement entered into on July 11, 2019, the holders of the Founder Shares (and any shares of Class A common stock issuable upon conversion of the Founder Shares), Private Placement Warrants (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants), and securities that may be issued upon conversion of Working Capital Loans or pursuant to the Forward Purchase Agreement (described below) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were paid a cash underwriting discount of $4,600,000. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,050,000. The deferred fee will be forfeited by the underwriters solely in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreement
On July 11, 2019, a managing member of the Sponsor entered into a forward purchase contract with the Company to purchase, in a private placement to occur concurrently with the consummation of the Company’s initial Business Combination, up to $150,000,000 of the Company’s securities. The type and amount of securities to be purchased by the managing member of the Sponsor will be determined by the Company and the managing member of the Sponsor at the time the Company enters into the definitive agreement for the proposed Business Combination. This agreement would be independent of the percentage of stockholders electing to convert their public shares and may provide the Company with an increased minimum funding level for the initial Business Combination. The agreement is also conditioned on the Company’s board of directors, including an affiliate of the managing member of the Sponsor, having unanimously approved the proposed initial Business Combination. Accordingly, the managing member of the Sponsor may not agree to purchase any securities, in which case the Company may need to arrange alternate financing to complete the Business Combination.

Merger Agreement
On September 17, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Merger Sub and XL.
Pursuant to the Merger Agreement, Merger Sub will merge with and into XL, with XL surviving the merger (the “Merger”). As a result of the Merger, XL will become a wholly-owned subsidiary of the Company, with the securityholders of XL becoming securityholders of the Company. In connection with the Merger, an aggregate of 100,000,000 shares of the Company’s stock will be issued or reserved for issuance to XL securityholders. Additionally, in connection with the proposed transaction with XL, the Company intends to ask stockholders to approve an amendment to its certificate of incorporation to combine the Company’s Class A and Class B common stock into one single class of common stock and increase the number of shares of common stock authorized to 350,000,000 shares.
Immediately prior to the effective time of the Merger (the “Effective Time”), XL will cause each share of XL’s preferred stock (the “XL Preferred Stock”) that is issued and outstanding immediately prior to the Effective Time to be automatically converted into shares of XL’s common stock, (the “XL Common Stock” and, together with the XL Preferred Stock, the “XL Stock”) in accordance with the terms of XL’s amended and restated certificate of incorporation. All of the shares of XL Preferred Stock so converted into shares of XL Common Stock will no longer be issued and outstanding and will cease to exist, and each holder of XL Preferred Stock will thereafter cease to have any rights with respect to such shares of XL Preferred Stock.
At the Effective Time, by virtue of the Merger:

•
Each share of XL Common Stock issued and outstanding immediately prior to the Effective Time (including each share of XL Common Stock issued as a result of the conversion of XL Preferred Stock described above and any conversion or exchange of XL’s convertible promissory notes (each, a “XL Convertible Note”)) will be automatically converted into the right to receive that number of shares of the Company’s common stock (“Pivotal Common Stock”) equal to the Exchange Ratio described below.

•
Each outstanding option to purchase shares of XL Common Stock, whether or not exercisable and whether or not vested, immediately prior to the Effective Time (each, an “XL Option”) will be assumed by the Company and converted into an option to purchase a number of shares of Pivotal Common Stock equal to the product of (x) the number of shares of XL Common Stock subject to such XL Option immediately prior to the Effective Time and (y) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per share of such XL Option immediately prior to the Effective Time divided by (B) the Exchange Ratio.

•
Each warrant, issued by XL and outstanding immediately prior to the Effective Time, to purchase shares of XL Stock (each, an “XL Warrant”) will be automatically assumed by Pivotal and will become a warrant to acquire, on the same terms and conditions as were applicable under each such XL Warrant, a number of shares of Pivotal Common Stock equal to the product of (x) the number of shares of XL Stock subject to such XL Warrant immediately prior to the Effective Time as adjusted pursuant to the terms of such XL Warrant and (y) the Exchange Ratio, at an exercise price equal to (A) the exercise price of such XL Warrant immediately prior to the Effective Time as adjusted pursuant to the terms of such XL Warrant divided by (B) the Exchange Ratio.

The “Exchange Ratio” is the quotient obtained by dividing (i) 100,000,000 by (i) the sum of (a) the number of issued and outstanding shares of XL Common Stock immediately prior to the Effective Time (including all shares of XL Common Stock issued as a result of the conversion or exchange of XL Preferred Stock and XL Convertible Notes) plus (b) the number of shares of XL Common Stock issuable upon the exercise, conversion or other exchange of XL Convertible Notes, XL Options and XL Warrants which are not converted, exchanged or exercised prior to the Effective Time and are to remain outstanding as of and immediately following the Effective Time plus (c) the number of shares of XL Common Stock issuable upon the exercise, conversion or other exchange of any other debt or equity securities of XL outstanding immediately prior to the Effective Time.

Subscription Agreements
On September 17, 2020, the Company entered into subscription agreements (“Subscription Agreements”) with certain accredited investors (“Investors”), pursuant to which in connection with the Merger, the Company will issue an aggregate of 15,000,000 shares of Pivotal Common Stock to the Investors at a price of $10.00 per share, for aggregate gross proceeds to the Company of $150,000,000 (the “PIPE Offering”). The closing of the PIPE Offering is conditioned upon, among other customary closing conditions, (i) the Company receiving shareholder approval of the issuance of the shares of Pivotal Common Stock to be issued to the Investors pursuant to the rules and regulations of the NYSE and (ii) the Company and XL consummating the Merger prior to or substantially concurrently with the closing of the PIPE Offering.
The Merger Agreement contains customary representations, warranties and covenants by the parties thereto and the closing is subject to certain conditions as further described in the Merger Agreement.

NOTE 6. COMMITMENTS
Registration Rights
Pursuant to a registration rights agreement entered into on July 11, 2019, the holders of the Founder Shares (and any shares of Class A common stock issuable upon conversion of the Founder Shares), Private Placement Warrants (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants), and securities that may be issued upon conversion of Working Capital Loans or pursuant to the Forward Purchase Agreement (described below) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period.
The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were paid a cash underwriting discount of $4,600,000. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,050,000. The deferred fee will be forfeited by the underwriters solely in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement.

Forward purchase agreement
On July 11, 2019, a managing member of the Sponsor entered into a forward purchase contract with the Company to purchase, in a private placement to occur concurrently with the consummation of the Company’s initial Business Combination, up to $150,000,000 of the Company’s securities. The type and amount of securities to be purchased by the managing member of the Sponsor will be determined by the Company and the managing member of the Sponsor at the time the Company enters into the definitive agreement for the proposed Business Combination. This agreement would be independent of the percentage of stockholders electing to convert their public shares and may provide the Company with an increased minimum funding level for the initial Business Combination. The agreement is also conditioned on the Company’s board of directors, including an affiliate of the managing member of the Sponsor, having unanimously approved the proposed initial Business Combination. Accordingly, the managing member of the Sponsor may not agree to purchase any securities, in which case the Company may need to arrange alternate financing to complete the Business Combination.